JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

LONG POSITIONS - 107.8%

COMMON STOCKS - 107.8%

Automobiles - 9.2%
Ferrari NV (Italy)	107	23,373
Tesla, Inc.*(a)	58	40,175

		63,548

Capital Markets - 5.8%
Blackstone Group, Inc. (The)	138	15,862
Open Lending Corp., Class A*	644	24,462

		40,324

Communications Equipment - 4.1%
Motorola Solutions, Inc.(a)	125	28,076

Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc., Class B*	2	676

Food Products - 4.5%
Hershey Co. (The)(a)	173	30,919

Health Care Providers & Services - 13.2%
Cigna Corp.(a)	167	38,253
UnitedHealth Group, Inc.(a)	129	53,022

		91,275

Interactive Media & Services - 9.2%
Alphabet, Inc., Class A*	3	6,879
Bumble, Inc., Class A*	460	23,409
Match Group, Inc.*(a)	210	33,479

		63,767

IT Services - 21.7%
Fidelity National Information Services, Inc.(a)	446	66,412
Fiserv, Inc.*(a)	242	27,913
Mastercard, Inc., Class A(a)	71	27,550
Visa, Inc., Class A(a)	112	27,583

		149,458

Media - 7.1%
Altice USA, Inc., Class A*	99	3,046
Charter Communications, Inc., Class A*	5	3,542
Liberty Media Corp.-Liberty SiriusXM, Class A*(a)	453	21,158
Liberty Media Corp.-Liberty SiriusXM, Class C*(a)	455	21,009

		48,755

Road & Rail - 9.6%
Lyft, Inc., Class A*(a)	1,203	66,541

Semiconductors & Semiconductor Equipment - 8.6%
NVIDIA Corp.	68	13,319
NXP Semiconductors NV (China)	223	45,928

		59,247

Software - 12.6%
RingCentral, Inc., Class A*(a)	99	26,423
Zscaler, Inc.*(a)	256	60,285

		86,708

Specialty Retail - 2.1%
Dick’s Sporting Goods, Inc.	138	14,335

TOTAL COMMON STOCKS (Cost $644,699)		743,629

SHORT-TERM INVESTMENTS - 0.0%(b)

INVESTMENT COMPANIES - 0.0%(b)
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(c)(d)(Cost $70)	70	70

TOTAL LONG POSITIONS (Cost $644,769)		743,699

SHORT POSITIONS - (42.0)%

COMMON STOCKS - (39.0)%

Chemicals - (0.3)%
LyondellBasell Industries NV, Class A	(20)	(1,967)

Construction Materials - (2.0)%
US Concrete, Inc.*	(189)	(13,788)

Electric Utilities - (1.0)%
Entergy Corp.	(66)	(6,802)

Food Products - (0.6)%
Kellogg Co.	(66)	(4,153)

Health Care Providers & Services - (5.4)%
Magellan Health, Inc.*	(392)	(36,997)

Hotels, Restaurants & Leisure - (0.1)%
Norwegian Cruise Line Holdings Ltd.*	(28)	(674)

Household Products - (3.4)%
Clorox Co. (The)	(128)	(23,203)

IT Services - (5.3)%
Sykes Enterprises, Inc.*	(693)	(37,164)

Machinery - (1.0)%
Caterpillar, Inc.	(33)	(6,749)

Media - (5.7)%
Sirius XM Holdings, Inc.	(6,172)	(39,932)

Semiconductors & Semiconductor Equipment - (4.1)%
Intel Corp.	(126)	(6,769)
Micron Technology, Inc.*	(273)	(21,186)

		(27,955)

Software - (5.1)%
Cloudera, Inc.*	(1,765)	(28,006)
Proofpoint, Inc.*	(40)	(6,951)

		(34,957)

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Technology Hardware, Storage & Peripherals - (5.0)%
Apple, Inc.	(238)	(34,746)

TOTAL COMMON STOCKS (Proceeds $(265,379))		(269,087)

EXCHANGE-TRADED FUNDS - (3.0)%

U.S. Equity - (3.0)%
SPDR S&P 500 ETF Trust(Proceeds $(20,648))	(47)	(20,617)

TOTAL SHORT POSITIONS (Proceeds $(286,027))		(289,704)

Total Investments - 65.8% (Cost $358,742)		453,995
Other Assets Less Liabilities - 34.2%		236,181

Net Assets - 100.0%		690,176

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipts

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $281,824.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$743,699	$–	$–	$743,699

Total Liabilities for Securities Sold Short(a)	$(289,704)	$–	$–	$(289,704)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$114,889	$537,587	$652,407	$ 1	$—	(c)	$70	70	$7	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.
(c)	Amount rounds to less than one thousand.